Acquisitions (Details 7) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Sep. 30, 2014	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012
Acquisitions
Number of business acquired	2
Cash paid, net of cash acquired	$ 14,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220	1,107,006	1,170,490	167,245	8,568
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						17,851
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude Oil Logistics
Acquisitions
Number of business acquired		2
Value of common units issued		5,300
Cash paid, net of cash acquired		67,800
Common units issued		175,211
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		1,235	1,221
Inventories		1,021	1,021
Prepaid expenses and other current assets		54	58
Goodwill		37,867	30,730
Accounts payable - trade		(665)	(521)
Accrued expenses and other payables		(124)	(266)
Fair value of net assets acquired		73,090	73,090
Crude Oil Logistics | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		1,235
Inventories		1,021
Prepaid expenses and other current assets		54
Goodwill		37,867
Accounts payable - trade		(665)
Accrued expenses and other payables		(124)
Fair value of net assets acquired		73,090
Crude Oil Logistics | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			(14)
Prepaid expenses and other current assets			4
Goodwill			(7,137)
Accounts payable - trade			144
Accrued expenses and other payables			(142)
Crude Oil Logistics | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		6,300	13,300
Useful life of intangible assets		3 years	3 years
Crude Oil Logistics | Customer relationships | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		6,300
Crude Oil Logistics | Customer relationships | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			7,000
Crude Oil Logistics | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		35	35
Useful life of intangible assets		3 years	3 years
Crude Oil Logistics | Non-compete agreements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		35
Crude Oil Logistics | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		530	530
Crude Oil Logistics | Trade names | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		530
Crude Oil Logistics | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		2,977	2,980
Crude Oil Logistics | Vehicles | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		2,977
Crude Oil Logistics | Vehicles | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			3
Crude Oil Logistics | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years
Crude Oil Logistics | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		10 years	10 years
Crude Oil Logistics | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		280	58
Crude Oil Logistics | Buildings and leasehold improvements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		280
Crude Oil Logistics | Buildings and leasehold improvements | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(222)
Crude Oil Logistics | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years
Crude Oil Logistics | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Crude Oil Logistics | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		3,462	3,822
Crude Oil Logistics | Crude oil tanks and related equipment | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		3,462
Crude Oil Logistics | Crude oil tanks and related equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			360
Crude Oil Logistics | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude Oil Logistics | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Crude Oil Logistics | Barges and towboats
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		20,065	20,065
Useful life of property, plant and equipment		20 years	20 years
Crude Oil Logistics | Barges and towboats | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		20,065
Crude Oil Logistics | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		53	57
Crude Oil Logistics | Other | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		53
Crude Oil Logistics | Other | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			4
Crude Oil Logistics | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Crude Oil Logistics | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years